Subsequent Events - Armada - Annual - Additional Information (Detail) - Armada Acquisition Corp. II - $ / shares	Nov. 04, 2025	Oct. 19, 2025	Aug. 12, 2026
Series C Subscription Agreement
Subsequent Event [Line Items]
Stock purchased during period shares (in shares)		211,319,096.061435
Ripple Group Subscription Agreement
Subsequent Event [Line Items]
Stock purchased during period shares (in shares)		50,000,000
Subsequent Event
Subsequent Event [Line Items]
Shares issued, price per share (usd per share)	$ 2.36609
Stock purchased during period shares (in shares)	84,365,876.3625
Subsequent Event | Series C Subscription Agreement
Subsequent Event [Line Items]
Shares issued, price per share (usd per share)			$ 10.00
Stock purchased during period shares (in shares)		211,319,096.061435
Subsequent Event | Ripple Group Subscription Agreement
Subsequent Event [Line Items]
Stock purchased during period shares (in shares)		50,000,000
Subsequent Event | XRP Agreements [Member]
Subsequent Event [Line Items]
Stock purchased during period shares (in shares)		126,791,458
Subsequent Event | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Subsequent Event [Line Items]
Business combination, date of acquisition agreement		Oct. 19, 2025
Subsequent Event | Business Combination Agreement With Pubco [Member]
Subsequent Event [Line Items]
Business combination, price per share	$ 2.53657058